Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	391,175	119,319
Restricted cash	517,364	577,121
Short-term investments	—	558,299
Accounts receivable, net of allowance of RMB10,199 and RMB19,140 (US$2,696) as of December 31, 2022 and 2023, respectively	586,373	570,942
Current contract assets	450,085	570,621
Other current assets	232,412	151,491
Total current assets	2,177,409	2,547,793
Non-current assets
Non-current contract assets	103,591	133,318
Intangible assets, net	53,192	174,113
Deferred tax assets	6,166	24,190
Goodwill	3,420	80,751
Other non-current assets	32,720	32,438
Total non-current assets	199,089	444,810
Total assets	2,376,498	2,992,603
LIABILITIES
Current liabilities
Insurance premium payables	516,661	591,953
Accrued expenses and other current liabilities	453,996	490,698
Amount due to related parties	44	—
Current lease liabilities	9,122	10,114
Total current liabilities	979,823	1,092,765
Total non-current liabilities	33,979	76,506
Total liabilities	1,013,802	1,169,271

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating revenue, net	3,193,807	2,623,738	2,331,678
Net (loss)/income	(505,603)	1,210,591	697,935
Net cash (used in)/provided by operating activities	(240,527)	1,285,615	804,351
Net cash (used in)/provided by investing activities	(99,240)	347,543	(681,995)
Net cash used in financing activities	—	—	—

Schedule of estimated useful life and residual value

Category	Estimated useful life	Residual value
Office furniture and equipment	5 years	5%
Computer and electronic equipment	3 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil
Software	10 years	Nil

Schedule of redeemable non-controlling interests

December 31, 2023
RMB
Balance as of January 1, 2023	—
Acquisition of redeemable non-controlling interest	96,296
Net loss attributable to mezzanine equity classified as non-controlling interests	(3,536)
Balance as of December 31, 2023	92,760

Schedule of carrying amount of goodwill

	Insurance	Others	Total
	RMB	RMB	RMB
Balances at January 1, 2021	1,248	1,871	3,119
Additions	—	301	301
Balances at December 31, 2021	1,248	2,172	3,420
Additions	—	—	—
Balances at December 31, 2022	1,248	2,172	3,420
Additions	77,331	—	77,331
Balances at December 31, 2023	78,579	2,172	80,751

Schedule of disaggregation of revenue

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating revenue
Insurance brokerage income
Short-term insurance brokerage income	2,037,677	1,628,902	1,381,855
Long-term insurance brokerage income	789,790	714,426	823,305
Subtotal	2,827,467	2,343,328	2,205,160
Technical service income	243,542	215,832	135,755
Crowdfunding service fees	—	155,803	162,683
Digital clinical trial solution income	566	59,456	100,496
Management fee income	2,745	—	—
Other revenues	131,594	27,349	26,613
Total	3,205,914	2,801,768	2,630,707

Schedule of contract assets

	December 31,	December 31,
	2022	2023
	RMB	RMB
Contract assets	553,676	707,636
Less: Allowance for uncollectible accounts	—	(382)
Total	553,676	707,254

Schedule of allowance for uncollectible accounts

	As of December 31,
	2022	2023
	RMB	RMB
Balance at beginning of year	—	—
Impact of adoption of ASC 326	—	(185)
Addition	—	(197)
Balance at end of the year	—	(382)

Schedule of concentration of credit risk

	Year Ended December 31,
	2021		2022		2023
	RMB	%	RMB	%	RMB	%
Customer A	457,995	14.29	231,026	8.25	215,851	8.21
Customer B	367,434	11.46	320,660	11.44	112,403	4.27
Customer C	104,928	3.27	357,202	12.75	153,121	5.82
Customer D	429	0.01	83,167	2.97	199,584	7.59
	930,786	29.03	992,055	35.41	680,959	25.89

	As of December 31,
	2022		2023
	RMB	%	RMB	%
Customer A	78,775	6.41	93,947	6.71
Customer B	151,033	12.28	21,952	1.57
Customer C	232,259	18.89	128,749	9.19
Customer D	58,028	4.72	168,394	12.02
	520,095	42.30	413,042	29.49